Pay vs Performance Disclosure number in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) yr	Dec. 31, 2021 USD ($) yr	Dec. 31, 2020 USD ($) yr
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	SCT Total Compensation for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average SCT Total Compensation for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Cumulative TSR (Company) ($)	Cumulative TSR (Peer Group) ($)(4)	Measurement Period	Net Income ($ in thousands)	Revenue - Company Selected Metric ($ in thousands)(5)
2022	$2,810,310	$1,247,460	$1,368,866	$950,287	$23.42	$139.82	3 years	$(153,357)	$2,106
2021	$5,254,750	$601,000	$1,346,717	$297,061	$62.06	$160.37	2 years	$(96,048)	$200
2020	$351,192	$351,192	$271,730	$4,155,871(3)	$164.96	$115.27	1 years	$324,117	$—

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	For 2022, the individuals included in the “Average Compensation Actually Paid to Non-PEO NEOs” and “Average SCT Total Compensation for Non-PEO NEOs” columns were Messrs. Panzer, Gallagher, and Oxholm, Ms. Lantz and Ms. Sherri Baker, the Company’s former Chief Financial Officer. For 2021, the individuals included were Messrs. Gallagher and Oxholm, Ms. Baker, Mr. Patrick Sexton, the Company’s Chief Technology Officer, Mr. Greg Standley, the Company’s former interim Chief Financial Officer and Mr. Greg Van de Vere, the Company’s former Chief Financial Officer. For 2020, the individuals included were Messrs. Van de Vere and Sexton.
Peer Group Issuers, Footnote [Text Block]	The amounts set forth under the heading “Cumulative TSR (Peer Group)” reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 into the S&P American SmallCap Capital Goods Index.
PEO Total Compensation Amount	$ 2,810,310	$ 5,254,750	$ 351,192
PEO Actually Paid Compensation Amount	$ 1,247,460	601,000	351,192
Adjustment To PEO Compensation, Footnote [Text Block]	The Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the deductions and additions set forth below:

	2022		2021		2020
Adjustments	PEO	Non-PEO NEOs Average(2)	PEO	Non-PEO NEOs Average(2)	PEO	Non-PEO NEOs Average(2)
Total from Summary Compensation Table	$2,810,310	$1,368,866	$5,254,750	$1,346,717	$351,192	$271,730
Adjustments for defined benefit and actuarial plans
-: Pension Value Reported in SCT	$—	$—	$—	$—	$—	$—
+: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—	$—	$—
Total Impact: Adjustments for defined benefit and actuarial plans	$—	$—	$—	$—	$—	$—
Adjustments for stock and option awards
-: SCT Amounts	$(1,620,000)	$(716,601)	$(4,188,750)	$(970,501)	$—	$(28,333)
+: Value of equity granted during FY, unvested as of FYE	$684,450	$408,368	$930,000	$340,923	$—	$1,777,051
+/-: Change in fair value of equity outstanding at beginning and end of period	$(434,250)	$(66,269)	$—	$(344,490)	$—	$432,822
+/-: Change in value for awards vested in FY	$—	$—	$—	$—	$—	$1,702,601
-: Forfeited awards in FY	$(193,050)	$(44,077)	$(1,395,000)	$(75,588)	$—	$—
Total Impact: Adjustments for stock and option awards	$(1,562,850)	$(418,579)	$(4,653,750)	$(1,049,656)	$—	$3,884,141
Compensation Actually Paid (as calculated)	$1,247,460	$950,287	$601,000	$297,061	$351,192	$4,155,871(3)

Non-PEO NEO Average Total Compensation Amount	$ 1,368,866	1,346,717	271,730
Non-PEO NEO Average Compensation Actually Paid Amount	$ 950,287	297,061	4,155,871
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the deductions and additions set forth below:

	2022		2021		2020
Adjustments	PEO	Non-PEO NEOs Average(2)	PEO	Non-PEO NEOs Average(2)	PEO	Non-PEO NEOs Average(2)
Total from Summary Compensation Table	$2,810,310	$1,368,866	$5,254,750	$1,346,717	$351,192	$271,730
Adjustments for defined benefit and actuarial plans
-: Pension Value Reported in SCT	$—	$—	$—	$—	$—	$—
+: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—	$—	$—
Total Impact: Adjustments for defined benefit and actuarial plans	$—	$—	$—	$—	$—	$—
Adjustments for stock and option awards
-: SCT Amounts	$(1,620,000)	$(716,601)	$(4,188,750)	$(970,501)	$—	$(28,333)
+: Value of equity granted during FY, unvested as of FYE	$684,450	$408,368	$930,000	$340,923	$—	$1,777,051
+/-: Change in fair value of equity outstanding at beginning and end of period	$(434,250)	$(66,269)	$—	$(344,490)	$—	$432,822
+/-: Change in value for awards vested in FY	$—	$—	$—	$—	$—	$1,702,601
-: Forfeited awards in FY	$(193,050)	$(44,077)	$(1,395,000)	$(75,588)	$—	$—
Total Impact: Adjustments for stock and option awards	$(1,562,850)	$(418,579)	$(4,653,750)	$(1,049,656)	$—	$3,884,141
Compensation Actually Paid (as calculated)	$1,247,460	$950,287	$601,000	$297,061	$351,192	$4,155,871(3)
	The “Compensation Actually Paid” to our Non-PEO NEOs in 2020 was impacted by the significant increase in value of outstanding stock option awards as a result of (a) the conversion of such awards covering Legacy Hyliion common stock held by Messrs. Sexton and Van de Vere into stock options based on the Company’s common stock, and (b) the acceleration of all of Mr. Van de Vere’s unvested converted options in accordance with the terms of his prior employment agreement with Legacy Hyliion, in the case of each of (a) and (b), in connection with the Company becoming a NYSE-listed company as a result of the business combination in October 2020.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Our TSR decreased over the disclosed period from $164.96 to $23.42 while the “Compensation Actually Paid” to our PEO increased from $351,192 in 2020 to $1,247,460 in 2022, and “Compensation Actually Paid” to our Non-PEO NEOs (on average) decreased from $4,155,871 in 2020 to $950,287 in 2022. The decrease with respect to “Compensation Actually Paid” to our Non-PEO NEOs during the disclosed period is not necessarily illustrative of the relationship between TSR and “Compensation Actually Paid” because compensation for 2020 was determined prior to and impacted by the Company becoming NYSE-listed as a result of the business combination in October 2020. In particular, the “Compensation Actually Paid” to our Non-PEO NEOs in 2020 was impacted by the significant increase in value of outstanding stock option awards as a result of (a) the conversion of such awards covering Legacy Hyliion common stock held by Messrs. Sexton and Van de Vere into stock options based on the Company’s common stock, and (b) the acceleration of all of Mr. Van de Vere’s unvested converted options in accordance with the terms of his prior employment agreement with Legacy Hyliion.
Compensation Actually Paid vs. Net Income [Text Block]	Our net income decreased from $324,117 to ($153,357) from 2020 to 2022 while the “Compensation Actually Paid” to our PEO increased from $351,192 in 2020 to $1,247,460 in 2022, and “Compensation Actually Paid” to our Non-PEO NEOs (on average) decreased from $4,155,871 in 2020 to $950,287 in 2022. Our net income decreased and did not achieve positive growth in the disclosed period due to the pre-revenue stage of the Company and our investment in capital and technology for commercialization of our products.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Revenue is the only financial performance measure (20% weighting) upon which annual incentive compensation was able to be earned during 2022. The Company’s revenue in 2022 was $2.1 million, which was between the threshold ($2.0 million) and target ($2.4 million) set for that performance measure by the Committee, which resulted in a 63% payout. Accordingly, the “Compensation Actually Paid” to our PEO and Non-PEO NEOs in 2022 includes a payout of 13% of the target annual cash incentive and long-term incentive for NEOs resulting solely from achievement of the revenue performance measure. We did not use revenue as a performance measure for determining incentive compensation awards in previous years due to the early stage of the Company’s operations and because the Company did not start recognizing meaningful revenue until 2022.
Total Shareholder Return Vs Peer Group [Text Block]	Over the three-year period measured in the table above, the Company’s TSR has decreased by approximately 77%, while the TSR of the S&P American SmallCap Capital Goods Index increased by approximately 40% over the same period. The Company does not use relative performance measured against the S&P American SmallCap Capital Goods Index as a metric upon which compensation may be earned due to the early stage of the Company’s operations.
Tabular List [Table Text Block]

Most Important Financial Measure and Non-Financial Performance Measures
Revenue
Hypertruck ERX Orders
Controlled Hypertruck Fleet Trials
Hypertruck ERX Design Verification Samples
Launch Facility Letters of Intent

Total Shareholder Return Amount	$ 23.42	62.06	164.96
Peer Group Total Shareholder Return Amount	139.82	160.37	115.27
Net Income (Loss)	$ (153,357,000)	$ (96,048,000)	$ 324,117,000
Company Selected Measure Amount	2,106	200	0
Additional 402(v) Disclosure [Text Block]	Revenue was the only financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022. The Company did not use any financial performance measures in 2021 or 2020 due to the early stage of the Company’s operations and because the Company did not begin to recognize meaningful revenue until 2022. The Company’s performance measures have been primarily based on key operational milestones that were strategically important for development and commercialization of the Company’s products. This disclosure is being provided as required by the final rules issued by the Securities and Exchange Commission on August 25, 2022, and certain measures disclosed in the table above, including “Compensation Actually Paid,” are calculated in accordance with those rules. Because these rules were issued after compensation determinations for 2022 were made, the Committee did not consider these measures or calculations in setting compensation for the named executive officers or for linking executive compensation with Company performance for 2022 or any prior periods. For a description of the Committee’s processes, policies, and considerations when setting compensation and evaluating performance, see “Compensation Discussion and Analysis” beginning on page 26 of this Proxy Statement.The below tabular list identifies the most important financial performance measure (revenue), which is the only financial performance measure used in 2022, and the non-financial performance measures used for linking the compensation of the Company’s named executive officers to the performance of the Company in 2022. We began using revenue as a performance measure for 2022 because the Committee expected the Company to begin recognizing revenue. Prior to 2022, the Committee believed that the focus of the performance measures should remain on key operational milestones that were strategically important for development and commercialization of the Company’s products. We may add additional financial performance measures in the future, as the Committee and Board determine appropriate.
Measurement Period | yr	3	2	1
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Hypertruck ERX Orders
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Controlled Hypertruck Fleet Trials
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Hypertruck ERX Design Verification Samples
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Launch Facility Letters of Intent
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Awards	$ 0	$ 0	$ 0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Awards	0	0	0
PEO [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,620,000)	(4,188,750)	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	684,450	930,000	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(434,250)	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(193,050)	(1,395,000)	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,562,850)	(4,653,750)	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Awards	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Awards	0	0	0
Non-PEO NEO [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(716,601)	(970,501)	(28,333)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	408,368	340,923	1,777,051
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(66,269)	(344,490)	432,822
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	1,702,601
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(44,077)	(75,588)	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (418,579)	$ (1,049,656)	$ 3,884,141